Investments - Fixed Maturities and Equity Securities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total fixed maturities and equity securities, Amortized Cost	$ 68,841.6		$ 66,024.6		$ 65,131.4
Total equity securities, Amortized Cost	240.8		297.9		320.6
Total fixed maturities and equity securities, Gross Unrealized Capital Gains	4,888.7		8,059.3		6,313.7
Total fixed maturities and equity securities, Gross Unrealized Capital Losses	988.1		289.6		918.5
Embedded Derivatives	153.8	[1]	227.4	[2]	243.1	[2]
Fair Value	72,896.0		74,021.7		70,769.7
OTTI	142.6	[3]	174.0	[4]	226.1	[4]
Securities pledged, Amortized Cost	1,300.8		1,470.0		2,068.7
Securities pledged, Fair value	1,357.0		1,605.5		2,253.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,610.1		5,194.3		5,283.8
Fixed maturities, Gross Unrealized Capital Gains	377.2		691.2		688.7
Fixed maturities, Gross Unrealized Capital Losses	64.6		1.8		0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	5,922.7		5,883.7		5,972.5
OTTI			0	[4]	0	[4]
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	702.0		645.4		643.1
Fixed maturities, Gross Unrealized Capital Gains	36.6		78.8		84.7
Fixed maturities, Gross Unrealized Capital Losses	0.5		0		0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	738.1		724.2		727.8
OTTI			0	[4]	0	[4]
State, municipalities, and political subdivisions
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	278.3		320.2		375.1
Fixed maturities, Gross Unrealized Capital Gains	15.0		32.6		21.2
Fixed maturities, Gross Unrealized Capital Losses	0.8		0		2.4
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	292.5		352.8		393.9
OTTI			0	[4]	0	[4]
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	35,244.5		32,986.1		30,486.5
Fixed maturities, Gross Unrealized Capital Gains	2,387.9		4,226.6		3,095.6
Fixed maturities, Gross Unrealized Capital Losses	565.5		48.8		109.0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	37,066.9		37,163.9		33,473.1
OTTI	13.0	[3]	13.4	[4]	0	[4]
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	15,025.9	[5]	14,391.2	[5]	14,041.9	[5]
Fixed maturities, Gross Unrealized Capital Gains	942.1	[5]	1,652.6	[5]	1,170.9	[5]
Fixed maturities, Gross Unrealized Capital Losses	220.1	[5]	59.3	[5]	145.4	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	15,747.9	[5]	15,984.5	[5]	15,067.4	[5]
OTTI			0	[4],[5]	0.1	[4],[5]
Foreign securities government
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,080.8	[5]	1,069.4	[5]	834.9	[5]
Fixed maturities, Gross Unrealized Capital Gains	53.7	[5]	125.2	[5]	92.9	[5]
Fixed maturities, Gross Unrealized Capital Losses	42.7	[5]	4.6	[5]	9.9	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	1,091.8	[5]	1,190.0	[5]	917.9	[5]
OTTI			0	[4],[5]	0	[4],[5]
Foreign Debt Securities Other
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	13,945.1	[5]	13,321.8	[5]	13,207.0	[5]
Fixed maturities, Gross Unrealized Capital Gains	888.4	[5]	1,527.4	[5]	1,078.0	[5]
Fixed maturities, Gross Unrealized Capital Losses	177.4	[5]	54.7	[5]	135.5	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	14,656.1	[5]	14,794.5	[5]	14,149.5	[5]
OTTI			0	[4],[5]	0.1	[4],[5]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	6,863.2		6,684.2		7,935.0
Fixed maturities, Gross Unrealized Capital Gains	648.4		831.9		1,093.6
Fixed maturities, Gross Unrealized Capital Losses	95.7		86.7		240.8
Embedded Derivatives	161.1	[1]	237.6	[2]	260.3	[2]
Fixed maturities, including securities pledged	7,577.0		7,667.0		9,048.1
OTTI	120.0	[3]	140.8	[4]	199.3	[4]
Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,510.0		5,071.6		5,754.8
Fixed maturities, Gross Unrealized Capital Gains	483.0		633.3		865.4
Fixed maturities, Gross Unrealized Capital Losses	52.8		14.8		11.9
Embedded Derivatives	101.9	[1]	156.0	[2]	182.2	[2]
Fixed maturities, including securities pledged	6,042.1		5,846.1		6,790.5
OTTI	1.1	[3]	1.2	[4]	1.7	[4]
Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,353.2		1,612.6		2,180.2
Fixed maturities, Gross Unrealized Capital Gains	165.4		198.6		228.2
Fixed maturities, Gross Unrealized Capital Losses	42.9		71.9		228.9
Embedded Derivatives	59.2	[1]	81.6	[2]	78.1	[2]
Fixed maturities, including securities pledged	1,534.9		1,820.9		2,257.6
OTTI	118.9	[3]	139.6	[4]	197.6	[4]
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	4,014.6		4,438.9		5,387.1
Fixed maturities, Gross Unrealized Capital Gains	414.9		513.6		247.5
Total fixed maturities and equity securities, Gross Unrealized Capital Losses			6.1		149.2
Fixed maturities, Gross Unrealized Capital Losses	3.6		6.1		149.2
Embedded Derivatives			0	[2]	0	[2]
Fair Value			4,900.0		5,500.0
Fixed maturities, including securities pledged	4,425.9		4,946.4		5,485.4
OTTI	4.4	[3]	4.4	[4]	6.3	[4]
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	2,163.0		2,536.4		2,727.0
Fixed maturities, Gross Unrealized Capital Gains	97.8		128.4		62.1
Total fixed maturities and equity securities, Gross Unrealized Capital Losses	3.0		1.8		1.3
Fixed maturities, Gross Unrealized Capital Losses	52.5		90.0		270.7
Embedded Derivatives	(7.3)	[1]	(10.2)	[2]	(17.2)	[2]
Fair Value	1,400.0		1,600.0		1,500.0
Fixed maturities, including securities pledged	2,201.0		2,564.6		2,501.2
OTTI	5.2	[3]	15.4	[4]	20.4	[4]
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	69,901.6		67,196.7		66,879.5
Fixed maturities, Gross Unrealized Capital Gains	4,919.9		8,155.7		6,464.3
Fixed maturities, Gross Unrealized Capital Losses	1,003.3		292.7		917.5
Embedded Derivatives	153.8	[1]	227.4	[2]	243.1	[2]
Fixed maturities, including securities pledged	73,972.0		75,287.1		72,669.4
OTTI	142.6	[3]	174.0	[4]	226.1	[4]
Securities pledged, Amortized Cost	1,300.8		1,470.0		2,068.7
Securities pledged, Gross Unrealized Capital Gains	71.6		139.6		189.4
Securities pledged, Gross Unrealized Capital Losses	15.4		4.1		4.6
Securities pledged, Fair value	1,357.0		1,605.5		2,253.5
Total fixed maturities, less securities pledged, Amortized Cost	68,600.8		65,726.7		64,810.8
Total fixed maturities, less securities pledged, Gross Unrealized Capital Gains	4,848.3		8,016.1		6,274.9
Total fixed maturities, less securities pledged, Gross Unrealized Capital Losses	987.9		288.6		912.9
Total fixed maturities, less securities pledged, Fair Value	72,615.0		73,681.6		70,415.9
Common Stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	188.9		194.4		222.1
Equity securities, Gross Unrealized Capital Gains	1.1		13.2		14.7
Equity securities, Gross Unrealized Capital Losses	0.2		1.0		5.6
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value	189.8		206.6		231.2
OTTI	0	[3]	0	[4]	0	[4]
Preferred Stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	51.9		103.5		98.5
Equity securities, Gross Unrealized Capital Gains	39.3		30.0		24.1
Equity securities, Gross Unrealized Capital Losses	0		0		0
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value	91.2		133.5		122.6
OTTI	0	[3]	0	[4]	0	[4]
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	240.8		297.9		320.6
Equity securities, Gross Unrealized Capital Gains	40.4		43.2		38.8
Equity securities, Gross Unrealized Capital Losses	0.2		1.0		5.6
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value	281.0		340.1		353.8
OTTI	$ 0	[3]	$ 0	[4]	$ 0	[4]

[1]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[2]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
[3]	Represents Other-than Temporary-Impairments ("OTTI") reported as a component of Other comprehensive income.
[4]	Represents OTTI reported as a component of Other comprehensive income.
[5]	Primarily U.S. dollar denominated.